Details of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 28,780	$ 38,851
Time deposits	151,739	155,360
Cash and Cash Equivalents, at Carrying Value	$ 180,519	$ 194,211	$ 161,720	$ 154,734